Aberdeen Global Fixed Income Fund (Prospectus Summary): | Aberdeen Global Fixed Income Fund
Aberdeen Global Fixed Income Fund

ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 28, 2011

The following replaces the footnote to the chart reflecting Shareholder Fees for Aberdeen Global Fixed Income Fund on Page 92:

1       Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Effective July 21, 2011, the contract limit will also exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

THIS SUPPLEMENT IS DATED June 17, 2011.

Please keep this supplement for future reference.